Kirkpatrick & Lockhart LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC 20036-1800
                                                   202.778.9000
                                                   www.kl.com

                                                   Alexandra LaFrankie
                                                   202.778.9481
                                                   Fax:  202.778.9100
                                                   alafrankie@kl.com


                                 January 6, 2004

EDGAR FILING

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:   Heritage Growth and Income Trust
                 File Nos. 33-7559 and 811-4767
                 ------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 27 ("PEA No. 27") to its Registration Statement on Form N-1A and that PEA No. 27 was filed electronically.

     If you have any questions or comments concerning the foregoing, please call me at (202) 778-9481.


                                         Very truly yours,


                                         /s/Alexandra C. LaFrankie

                                         Alexandra C. LaFrankie




cc:  Jim Sutherland
       Heritage Asset Management, Inc.